Investments Held in Trust (Details) (USD $)	Jun. 30, 2012
Held-To-Maturity Securities [Member]
Held-to-maturity Securities, Amortized Cost before Other than Temporary Impairment	$ 36,623,491
Held-to-maturity Securities, Unrecognized Holding Gain	2,375
Held-to-maturity Securities, Unrecognized Holding Loss	0
Held-to-maturity Securities, Fair Value	36,625,866
Cash [Member]
Held-to-maturity Securities, Amortized Cost before Other than Temporary Impairment	633,786
Held-to-maturity Securities, Unrecognized Holding Gain	0
Held-to-maturity Securities, Unrecognized Holding Loss	0
Held-to-maturity Securities, Fair Value	633,786
Us Treasury Securities [Member] | Held-To-Maturity Securities [Member]
Held-to-maturity Securities, Amortized Cost before Other than Temporary Impairment	35,989,705
Held-to-maturity Securities, Unrecognized Holding Gain	2,375
Held-to-maturity Securities, Unrecognized Holding Loss	0
Held-to-maturity Securities, Fair Value	$ 35,992,080